Fair value of assets and liabilities (Tables)	6 Months Ended
Dec. 31, 2024
Fair value of assets and liabilities
Schedule of fair value of assets and liabilities

	Quoted prices	Significant
	in active	observable
	markets for	inputs other	Significant
	identical	than quoted	unobservable
	instruments	prices	inputs
	(Level 1)	(Level 2)	(Level 3)	Total
	US$	US$	US$	US$
December 31, 2024
Financial assets:
Financial assets, FVPL	—	—	263,890	263,890
Derivative contracts	69,934,232	—	—	69,934,232
Derivative financial instruments	—	1,576,395	—	1,576,395
Collateral receivables	14,414,065	—	—	14,414,065
Digital Assets	2,816,806	188,015	—	3,004,821
USDC	1,826,816	—	—	1,826,816
	88,991,919	1,764,410	263,890	91,020,219

Financial liabilities:
Derivative financial instruments	—	1,576,395	—	1,576,395
Collateral payables	14,414,065	—	—	14,414,065
	14,414,065	1,576,395	—	15,990,460

June 30, 2024
Financial assets:
Financial assets, FVPL	—	—	247,826	247,826
Derivative contracts	21,075,160	—	—	21,075,160
Derivative financial instruments	—	22,395	—	22,395
Digital Assets	—	891	—	891
USDC	—	—	—	—
	21,075,160	23,286	247,826	21,346,272

Financial liabilities:
Derivative financial instruments	—	22,395	—	22,395